SHAREHOLDERS' EQUITY (Schedule of RSU Activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Unvested Amount of options
Unvested at beginning of period, shares | shares	27,960
Granted, shares | shares	399,006
Vested, shares | shares	(18,426)
Forfeited, shares | shares	(11,630)
Unvested at ending of period, shares | shares	396,910
Unvested weighted average grant date fair value
Unvested at beginning of period, weighted average grant date fair value | $ / shares	$ 44.37
Unvested weighted average grant date fair value, Granted | $ / shares	54.14
Unvested weighted average grant date fair value, Vested | $ / shares	56.14
Unvested weighted average grant date fair value, Forfeited | $ / shares	51.65
Unvested at ending of period, weighted average grant date fair value | $ / shares	$ 53.44